Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information (Unaudited)
Quarterly Financial Information (Unaudited)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In thousands, except share and per share amounts)
Year Ended December 31, 2012
Revenue from continuing operations	$59,214	$46,104	$47,164	$45,475
Income (loss) from continuing operations	10,570	(17,933)	(12,950)	34,966
(Loss) income from discontinued operations	(104)	98,105	107,959	175,505
Income attributable to common units of the Operating Partnership	(657)	(8,222)	(2,373)	(612)
Preferred stock dividends	(4,637)	(4,638)	(4,637)	(4,638)
Net income available to common stockholders	5,172	67,312	87,999	205,221
Net income available to common stockholders per share – basic	$0.10	$1.32	$1.57	$3.56
Weighted average number of common shares outstanding – basic	51,048,621	51,285,961	56,118,506	57,634,484
Net income available to common stockholders per share – diluted	$0.10	$1.32	$1.57	$3.52
Weighted average number of common and common equivalent shares – diluted	51,758,710	51,285,961	56,118,506	58,324,838

Year Ended December 31, 2011
Revenue from continuing operations	$49,457	$50,921	$52,090	$49,675
Loss from continuing operations	(13,296)	(11,468)	(10,867)	(13,547)
(Loss) income from discontinued operations	(26,691)	150,141	41,234	(17,279)
Loss (income) attributable to common units of the Operating Partnership	5,205	(15,483)	(2,915)	3,985
Preferred stock dividends	(4,766)	(4,766)	(4,637)	(4,637)
Preferred stock redemption discount	—	—	2,780	—
Net (loss) income available to common stockholders	(39,548)	118,424	25,595	(31,478)
Net (loss) income available to common stockholders per share – basic	$(0.81)	$2.42	$0.51	$(0.62)
Weighted average number of common shares outstanding – basic	49,016,989	49,040,268	49,961,007	50,676,545

The amounts shown in the table above will not agree to those previously reported in our Quarterly Reports on Form 10-Q due to the pending US Bank Tower disposition and property dispositions that occurred during 2012 and 2011.

On March 11, 2013, we entered into an agreement to sell US Bank Tower and the Westlawn off-site parking garage. The transaction is expected to close on or before June 28, 2013, subject to customary closing conditions. See Note 21 “Subsequent Events.” Our quarterly financial information for 2012 and 2011 has been reclassified to reflect the pending disposition of US Bank Tower and the Westlawn off-site parking garage, which are presented as discontinued operations in the consolidated statements of operations.

Additionally, our quarterly financial information for 2012 and 2011 has been reclassified to reflect the dispositions of 700 North Central and 801 North Brand (both in first quarter 2012), Stadium Towers Plaza and Brea Campus (both in second quarter 2012), Glendale Center and 500 Orange
Tower (both in third quarter 2012), and Two California Plaza and 3800 Chapman (both in fourth quarter 2012), which are presented as discontinued operations in the consolidated statements of operations.

Our quarterly financial information for 2011 has been reclassified to reflect the transfer of land held for development at San Diego Tech Center to assets associated with real estate held for sale as of December 31, 2011. This asset was disposed during 2012.

In addition, our quarterly financial information for 2011 has been reclassified to reflect the dispositions of 701 North Brand, 550 South Hope, the Westin® Pasadena Hotel and 2600 Michelson (in second quarter 2011) and City Tower (in third quarter 2011), which are presented as discontinued operations in the consolidated statements of operations.